GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
a.	General:

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Eltek Ltd. ("the Company") was organized in Israel in 1970, and its shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company".

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The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe and North America.

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The Company markets its products mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment, as well as to contract electronic manufacturers, among other industries.

The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

Business risks and condition:

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The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations. Due to these conditions and other financial and business factors, the Company's liquidity position, as well as its operating performance, was negatively affected. As a result, in the past, including the year ended December 31, 2018, the Company incurred net losses and suffered negative cash flows from its operating activities. In the six month ended June 30, 2020 and in the year ended December 31, 2019 the Company recorded net income of $1.2 million and $1.8 million, respectively, compared to a loss of $2.6 million in the year ended December 31, 2018. As of June 30, 2020, the Company's working capital amounted to $1.7 million and its accumulated deficit amounted to approximately $18.5 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

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An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread globally. This outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact the company in ways that cannot necessarily be foreseen.

To date, the effects of the pandemic have not materially affected the Company’s operations, which have been deemed an “essential enterprise” by the Israeli government and the Company is striving to operate as normal.

Some of the Company’s employees are quarantined and in some cases are working remotely, due to safety concerns. Most of the work is still preformed from the Company's production facility. The Company’s ability to collect money, pay bills, handle customer and consumer communications, schedule production, and order raw materials necessary for production has not been materially impacted. To date, the Company has not experienced a significant change in sales or in the timeliness of payments of invoices and its cash position remains stable with approximately $3.4 million of cash and cash equivalents as of July 31, 2020.

The current severity of the pandemic and the uncertainty regarding the length of its effects could have negative consequences for the Company and could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could affect the Company’s operating results.

Loans and credit lines:

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In June 2017, due to continued losses and the Company's limited ability to obtain additional loans from the banks, the Company obtained a loan of NIS 5.0 million (approximately $ 1.4 million) from Nistec (the “First Loan”). The terms of the loan were amended in April 2018, with retroactive effect as of June 2017.

In July 2017, the Company obtained a line of credit dedicated to a specific project of up to NIS 4.5 million (approximately $1.3 million) from Bank Hapoalim, guaranteed by Nistec Ltd., for a period of up to one year. In July 2018 Bank Hapoalim extended the dedicated line of credit and in January 2019 the Company reduced the line of credit to NIS 2.25 million (approximately $ 620). During April 2020, Bank Hapoalim approved the increase of this line of credit back to NIS 4.5 million (approximately $1.3 million) and made this facility available for use for any purpose.

In November 2017, the Company obtained a loan of NIS 3 million (approximately $ 840) from Mizrahi-Tefahot Bank, guaranteed by Nistec. In April 2019, the Company repaid the debt owed to the bank from the proceeds of the rights offering.

In March 2018, the Company obtained another loan from Nistec of NIS 4.0 million (approximately $ 1.2 million) (the “Second Loan”). In July 2018, in accordance with a commitment letter provided by Nistec, the Company obtained another loan from Nistec of NIS 1.0 million (approximately $ 290) (the “Third Loan,” and together with the First Loan and the Second Loan, the “Loans”).

The Company and Nistec have entered into term and interest provisions of the Loans aggregating NIS 10 million (approximately $ 2.9 million). On December 5, 2019, at the Annual General Meeting of the Company's shareholders approved (following the approval of the Company's Audit Committee and Board of Directors) the execution of an Interest Agreement with Nistec Golan. Under the terms of the Interest Agreement, the Loans bear interest, as follows:

1.	Interest Amount:

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A total aggregate principal loan amount of NIS 5 million (the “First Half of the Loans”) bear interest of Prime + 1%, as of September 26, 2019 and until January 7, 2020. As of January 8, 2020, and until repaid, the First Half of the Loans shall bear annual interest of Prime + 1.75%.

b.	A total aggregate principal loan amount of NIS 5 million (the “Second Half of the Loans”) bear annual interest of Prime + 1.75%, as of January 1, 2019, and until repaid in full.

2.
Payment Schedule: the interest is paid on the 10th day of each quarter, for the interest accumulated in the three (3) months prior to such payment date (except with respect to the first interest payment). The first interest payment was paid on January 10, 2020, for 2019.

3.
Late Fees: Any amount not paid by the Company when due, will bear an annual interest of Prime + 3%, unless the Company has not paid the applicable interest amount due to its requirement to avoid any going concern qualifications, in which event the applicable interest (i.e., Prime+ 1.75) will continue to apply.

In August 2018, the Company obtained a credit facility of NIS 7 million (approximately $ 2.0 million) from a non-banking financial institution. In October 2019, this credit facility, which is guaranteed by Nistec, was reduced to NIS 6 million (approximately $ 1.7 million). In March 2020, the non-banking financial institution informed the Company that due to the coronavirus outbreak, its insurance carrier put on hold any future activity until further notice and therefore this facility may not be available to the Company going forward.

In January 2019, Nistec provided the Company with an additional loan of NIS 2.0 million (approximately $580), due on April 30, 2019. However, the Company exercised an option to extend the term of the loan until May 1, 2020 as approved by Company's Audit Committee that determined that such extension was required for the Company’s orderly operations. The loan was repaid to Nistec on May 1, 2020.

In addition, during January 2019 Nistec guaranteed NIS 2.0 million (approximately $580) of the Company's existing debt to Bank Leumi, which was due to be repaid by April 30, 2019. During March 2019 and as part of the rights offering (described below) the Company's Audit Committee and Board of Directors authorized the Company to repay the debt owed to Bank Leumi from the proceeds of the rights offering.

On July 2019 the Company obtained a long term loan of NIS 2.0 million (approximately $580) from Bank Leumi.

As of June 30, 2020, the total principal amounts of the loans received by the Company from Nistec (as described above) was NIS 10 million (approximately $2.9 million), which will become due on or after May 1, 2021.  In August 2020, Nistec provided the Company with a letter of commitment that NIS 5 million (approximately $ 1.4 million) of the Loans will become due on May 1, 2021 and an additional NIS 5 million (approximately $ 1.4 million) will become due on November 30, 2021. Nistec has also agreed that in the event that the guarantees that it provided to banks and to a non-banking institution will be exercised, the amount due to Nistec as a result of the exercise of the guarantee will be due on November 30, 2021.

On June 30, 2020 the Company obtained a long term loan of NIS 4 million (approximately $ 1.2 million) from Mizrahi-Tefahot Bank, under the Coronavirus government loans plan. This loan, which is guaranteed by Nistec, is for 5 years, with a one year grace period and interest is waived during the first year. The loan principal and interest will be repaid over 48 monthly instalments starting the 13th month and bearing an annual interest of Prime + 1.5%. As part of this loan grant, the Company deposited an amount of $58 in a restricted deposit.

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In April 2019 the Company completed a rights offering in which,69.6% of the Company’s shareholders participated and which provided gross proceeds of $3.4 million (before deducting expenses related to the offering). The Company used the net proceeds from this offering to repay a NIS 3.0 million (approximately $870) loan from Mizrahi Bank (guaranteed by Nistec), repay a NIS 2.0 million (approximately $580) line of credit from Bank Leumi (for which Nistec provided a guarantee) and a NIS 1.0 million (approximately $290) line of credit from Bank Hapoalim. The remainder of the proceeds was used for working capital and other general corporate purposes, including investment in plant and equipment.

Financial covenants:

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertakings the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2019, the Company was in compliance with these covenants.

The Company believes that in the event that its business condition for the second half of 2020 will significantly worsen, it will not meet the above-mentioned financial covenants.

The Company's management believes that its current business plans and the commitments from Nistec will enable the Company to continue to operate for a period of at least one year from the date of the approval of these financial statements. In the event the Company will not be successful in generating sufficient cash from its current operations, the Company may be required to obtain additional financing from external sources. There is no assurance that such financing will be obtained.

Basis of presentation
b.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The consolidated financial statements include the accounts of the Company and its subsidiaries.

The Company sells goods through its subsidiaries that function as distributors. All intercompany transactions and balances were eliminated in consolidation. The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Use of estimates
c.	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowance for doubtful accounts, deferred tax assets, inventory, income tax uncertainties and other contingencies.

Unaudited interim financial statements
d.	Unaudited interim financial statements:

The accompanying consolidated balance sheet as of June 30, 2020, consolidated statements of income and comprehensive income (loss) for the three and six months ended June 30, 2020 and 2019 and the consolidated statements of cash flows for the three and six months ended June 30, 2020 and 2019 are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the preparation of the consolidated financial statements, the Company applied the significant accounting policies, on a consistent basis to the audited consolidated annual financial statements of the Company as of December 31, 2019 except as detailed in note 1g (accounting pronouncements adopted in 2020).

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2020, and the Company's consolidated cash flows and results of operations for the three and six months ended June 30, 2020 and 2019.

The balance sheet as of December 31, 2019 has been derived from the audited consolidated financial statements as of such date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for a complete set of financial statements.

These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2019 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on April 27, 2020 and Form 20-F/A filed with the SEC on May 21, 2020.

Recently Issued and Adopted Accounting Pronouncements
e.	Recently Issued and Adopted Accounting Pronouncements

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses on Financial Instruments,” which requires that expected credit losses relating to financial assets be measured on an amortized cost basis and available-for-sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available-for-sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. Also, for available-for-sale debt securities with unrealized losses, the standard eliminates the concept of other-than-temporary impairments and requires allowances to be recorded instead of reducing the amortized cost of the investment. The adoption by the Company of the new guidance did not have a material impact on the Company’s consolidated financial statements.

The condensed consolidated financial statements for the six months ended June 30, 2020 are presented under the new standard, while comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy.